GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2013 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2012 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2013 Other Intangible Assets EUR (€)	Dec. 31, 2012 Other Intangible Assets EUR (€)	Dec. 31, 2013 Goodwill From International [Member] EUR (€)	Dec. 31, 2012 Goodwill From International [Member] EUR (€)	Dec. 31, 2013 Goodwill From Turkish Operations [Member] EUR (€)	Dec. 31, 2012 Goodwill From Turkish Operations [Member] EUR (€)	Dec. 31, 2013 Goodwill From Insurance [Member] EUR (€)	Dec. 31, 2012 Goodwill From Insurance [Member] EUR (€)	Dec. 31, 2013 Goodwill From Other [Member] EUR (€)	Dec. 31, 2012 Goodwill From Other [Member] EUR (€)
Goodwill [Line Items]
Goodwill, opening		€ 2,715	€ 2,691						€ 301	€ 363	€ 2,379	€ 2,293	€ 3	€ 3	€ 32	€ 32
Net additions and foreign exchange differences		(520)	147						(33)	61	(487)	86	0	0	0	0
Impairment/write-offs	(12)	(9)	(123)	(419)					(9)	(123)	0	0	0	0	0	0
Goodwill, closing	3,032	2,186	2,715	2,691					259	301	1,892	2,379	3	3	32	32
Software And Other Intangibles [Line Items]
Gross carrying amount		1,005	1,032		658	635	347	397
Accumulated amortization		(672)	(624)		(471)	(433)	(201)	(191)
Net book value	$ 462	€ 333	€ 408		€ 187	€ 202	€ 146	€ 206